Revenue and other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Revenue Sources [Line Items]
Revenue	$ (932,377)	$ (600,024)	[1]	$ (513,368)	[1]
Other operating income	10,094	4,775	[1]	4,902	[1]
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	(524,847)	(277,394)		(249,303)
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	(317,221)	(247,392)		(145,360)
Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	(90,309)	(75,238)		(118,705)
Less: Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue	(50,907)	(49,155)		(59,544)
Other operating income	3,332	72		234
Less: Equity-accounted investees | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	7	0		(31)
Less: Equity-accounted investees | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	(1,453)	0		0
Less: Equity-accounted investees | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	(49,461)	(49,155)		(59,513)
Tankers | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue	(933,823)	(600,024)		(513,399)
Other operating income	10,075	4,775		4,902
Tankers | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	(524,840)	(277,394)		(249,334)
Tankers | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	(318,674)	(247,392)		(145,360)
Tankers | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	(90,309)	(75,238)		(118,705)
FSO | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue	(49,461)	(49,155)		(59,513)
Other operating income	3,351	72		234
FSO | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0		0
FSO | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0		0
FSO | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	$ (49,461)	$ (49,155)		$ (59,513)

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.